Schedule of Significant Unobservable Inputs Used in the Fair Value Measurement (Details)	9 Months Ended
	Sep. 30, 2023 $ / shares shares	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected price	$ 2.00
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Scenario 1 [Member] | Simple Agreement Ffor Future Equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		13.4	11.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Scenario 2 [Member] | Simple Agreement Ffor Future Equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		13.4	11.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Scenario 3 [Member] | Simple Agreement Ffor Future Equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		13.1	11.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Forward Purchase Agreement Derivative Asset [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input	4.80
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input	4.60
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Convertible Notes Payable [Member] | Scenario 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		13.4	0.3
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Convertible Notes Payable [Member] | Scenario 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		13.4	11.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Contingently Issuable Warrants On Contingently Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		3.2	0.3
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Notes Payable to Banks [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		10.7
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Simple Agreement Ffor Future Equity [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, expected term		4 months 24 days	3 months 18 days
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Simple Agreement Ffor Future Equity [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, expected term		3 years	1 year 9 months 18 days
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Forward Purchase Agreement Derivative Asset [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, expected term	2 years 10 months 28 days
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, expected term	29 days
Time to expiration	5 years
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, expected term		6 months	8 months 12 days
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Contingently Issuable Warrants On Contingently Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, expected term		2 years	2 years
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Notes Payable to Banks [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, expected term		2 months 12 days
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Option Volatility [Member] | Forward Purchase Agreement Derivative Asset [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input	85.0
Underlying stock price | shares	3.33
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Option Volatility [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input	36.9
Expected price	$ 11.50
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Option Volatility [Member] | Contingently Issuable Warrants On Contingently Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		40.0	40.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Dividend Rate [Member] | Forward Purchase Agreement Derivative Asset [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input	0.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Dividend Rate [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input	0.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Dividend Rate [Member] | Contingently Issuable Warrants On Contingently Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		0.0	0.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input Probability [Member] | Scenario 1 [Member] | Simple Agreement Ffor Future Equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		20.0	10.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input Probability [Member] | Scenario 2 [Member] | Simple Agreement Ffor Future Equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		70.0	80.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input Probability [Member] | Scenario 3 [Member] | Simple Agreement Ffor Future Equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		10.0	10.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input Probability [Member] | Convertible Notes Payable [Member] | Scenario 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		0.0	80.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input Probability [Member] | Convertible Notes Payable [Member] | Scenario 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		100.0	20.0